Financial Instruments and Risk Management - Schedule of Exposure to Exchange Rates Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Concession financial assets - Distribution infrastructure - IPCA	R$ 3,929	R$ 2,807
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182	3,098
Assets	67,028	59,727
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 15)	(11,581)	(7,547)
Deficit of pension plan (Forluz) (Note 24)	(1,326)	(494)
Leasing liabilities	(417)	(429)	R$ (433)
Liabilities	(38,447)	R$ (32,345)
Amount Book Value [Member]
Liabilities
Liabilities	(13,324)
Net liabilities exposed	(6,213)
Probable Scenario [Member]
Liabilities
Liabilities	(13,910)
Net liabilities exposed	(6,486)
Net effect of fluctuation in IPCA and IGP-M indexes	(273)
Adverse Scenario [Member]
Liabilities
Liabilities	(14,261)
Net liabilities exposed	(6,650)
Net effect of fluctuation in IPCA and IGP-M indexes	(437)
IPCA [member] | Amount Book Value [Member]
Assets
Concession financial assets - Distribution infrastructure - IPCA	3,826
Concession financial assets related to gas distribution infrastructure - IGPM	103
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,182
Assets	7,111
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 15)	(11,581)
Deficit of pension plan (Forluz) (Note 24)	(1,326)
Leasing liabilities	(417)
IPCA [member] | Probable Scenario [Member]
Assets
Concession financial assets - Distribution infrastructure - IPCA	3,995
Concession financial assets related to gas distribution infrastructure - IGPM	107
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,322
Assets	7,424
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 15)	(12,090)
Deficit of pension plan (Forluz) (Note 24)	(1,384)
Leasing liabilities	(436)
IPCA [member] | Adverse Scenario [Member]
Assets
Concession financial assets - Distribution infrastructure - IPCA	4,095
Concession financial assets related to gas distribution infrastructure - IGPM	110
Concession grant fee – Generation concessions – IPCA (Note 5.3)	3,406
Assets	7,611
Liabilities
Loans and debentures - IPCA and IGP-DI (Note 15)	(12,395)
Deficit of pension plan (Forluz) (Note 24)	(1,419)
Leasing liabilities	R$ (447)